Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Sprott ETF Trust
Prospectus Date	rr_ProspectusDate	Jul. 19, 2019
Document Creation Date	dei_DocumentCreationDate	Aug. 15, 2019